Share-Based Compensation - Stock Option Activity (Details) - Stock Options - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Options:
Outstanding at beginning of year (in shares)	2,695,000	2,996,000	2,887,000
Granted (in shares)	362,525	550,527	687,685
Exercised (in shares)	(1,020,000)	(730,000)	(500,000)
Forfeited/canceled (in shares)	(45,000)	(122,000)	(79,000)
Outstanding at end of year (in shares)	1,992,000	2,695,000	2,996,000
Options exercisable at year-end (in shares)	1,234,000	1,758,000	1,877,000
Weighted Average Exercise Price
Outstanding at beginning of year (in dollars per share)	$ 37.15	$ 32.78	$ 28.07
Granted (in dollars per share)	86.91	54.97	47.01
Exercised (in dollars per share)	30.55	30.05	23.43
Forfeited/canceled (in dollars per share)	51.72	52.76	43.49
Outstanding at end of year (in dollars per share)	49.27	37.15	32.78
Options exercisable at year-end (in dollars per share)	38.08	31.00	28.45
Stock options
Weighted average fair value of options granted during the year (in dollars per share)	$ 19.44	$ 10.85	$ 8.50
Outstanding, Average remaining contractual life	8 years 4 months 24 days
Outstanding, Aggregate intrinsic value	$ 12,437
Exercisable, Average remaining contractual life	6 years
Exercisable, Aggregate intrinsic value	$ 53,366